General	12 Months Ended
Dec. 31, 2017
General [Abstract]
General

Note 1 - General

Reporting entity

Kitov Pharma Ltd. (formerly “Kitov Pharmaceuticals Holdings Ltd.”) (hereinafter: “the Company”) is an Israeli company, that was incorporated in Israel as a private company in August 1968, and has been listed for trading on the Tel Aviv Stock Exchange since September 1978. In October 2012, the Company disposed of all of its previous operations, and in July 2013, the Company acquired shares of Kitov Pharmaceuticals Ltd. (hereinafter: “Kitov”) from its shareholders, in exchange for the Company’s shares (hereinafter: “the Acquisition”).

In January 2018, the Company changed its name to Kitov Pharma Ltd.

The Company’s securities (American Depository Shares (“ADS”) as well as Series A warrants) were listed for trading on the NASDAQ in November 2015. Each ADS represents 20 ordinary shares with no par value. Each warrant enables the purchase of 1 ADS.

In December 2017, the Company completed its merger with Kitov, with the Company remaining as the surviving entity. The Company received the Merger Certificate from the Israeli Registrar of Companies with a merger date effective as of December 14, 2017. As set forth in the Agreement and Plan of Merger between the Company and Kitov, and in accordance with Section 103 of the Israeli Income Tax Ordinance [New Version], 1961, the merger shall be deemed to have been consummated on, and effective as of, December 31, 2017.

The Company’s address is One Azrieli Center, Round Tower, 132 Menachem Begin Road, Tel-Aviv 6701101 Israel.

In January 2017, the Company acquired the majority of shares of TyrNovo Ltd. (hereinafter: “TyrNovo”), see also note 4. In October 2017, the Company contracted to acquire additional shares of TyrNovo, see also note 21.

The Company together with Kitov and TyrNovo are referred to, in these financial statements, as “the Group”.

As of the date of the financial statements, the Group is engaged, through Kitov, in the development of combination drugs that treat two clinical conditions simultaneously, pain caused by osteoarthritis and hypertension, and through TyrNovo, in the development of a small molecule that has demonstrated the potential to overcome resistance to multiple anti-cancer drugs.

Since incorporation through December 31, 2017, the Group has incurred losses and negative cash flows from operations mainly attributed to its development efforts and has an accumulated deficit of USD 38.6 million. The Group has financed its operations mainly through private and public financing rounds. In November 2015, July 2016, and July 2017, the Group raised a total of USD 23.6 million net. At present, the Group has no revenue and will require additional funding for future plans. Management anticipates that its existing capital resources will be adequate to satisfy liquidity requirements for the next 12 months. Subsequently, management’s plans include pursuing alternative financing arrangements or reducing expenditures as necessary to meet the Company’s future cash requirements. However, there is no assurance that, if required, the Company will be able to raise additional capital or reduce discretionary spending to provide the required liquidity.